Ordinary shares	6 Months Ended
Mar. 31, 2026
Equity [Abstract]
Ordinary shares

11.	Ordinary shares

Ordinary shares

On January 9, 2023 and June 14, 2023, the Company issued 458,276 and 541,724 ordinary shares, respectively, par value $0.0001 per share to original shareholders of Autozi Internet Technology as a part of the Reorganization (retrospectively adjusted as 45,827,600 and 54,172,400 ordinary shares, respectively, after the Share Split (see definition below)). All ordinary shares in connection with the Reorganization were issued as of June 14, 2023, of which 28,900,700 ordinary shares were redeemable ordinary shares and 71,099,300 shares were ordinary shares.

On August 10, 2023, the Company approved a 1-to-50 share split of its ordinary shares under Cayman Islands law (the “First Share Split”). On April 11, 2024, the Company approved a 1-to-2 share split of its ordinary shares under Cayman Islands law (the “Second Share Split”). As a result of the Fist Share Split and the Second Share Split, the 5,000,000,000 authorized shares with par value of $0.0001 were split to 500,000,000,000 authorized shares with par value of $0.000001. The shares and pre-share data are retrospectively adjusted to reflect the share splits for all periods presented.

On August 28, 2024, the Company completed its IPO of 2,500,000 Class A ordinary shares at a public offering price of $4.00 per Class A ordinary share for aggregate proceeds of $10,000 and net proceeds of $9,029 after deducting underwriting discounts and issuance cost, beginning trading on The Nasdaq Global Market. Upon the completion of IPO, the mezzanine equity was converted into 28,900,700 ordinary shares to holders of redeemable principal interests, and re-designated 73,580,500 ordinary shares in aggregate, immediately before IPO offering, into 38,985,400 Class A ordinary shares and 34,595,100 Class B ordinary shares. As of September 30, 2024, the Company has 70,386,100 outstanding Class A ordinary shares and 34,595,100 Class B outstanding ordinary shares.

In connection with IPO, the Company granted the underwriter a 45-day over-allotment option to purchase up to 375,000 additional Class A ordinary shares at US$4.00 less an amount per share equal to any dividends or distributions declared by the Company. The over-allotment option was not exercised by the underwriter and has expired in the year ended September 30, 2025.

AUTOZI INTERNET TECHNOLOGY (GLOBAL) LTD.

NOTES TO THE unaudited INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED MARCH 31, 2025 AND 2026

(In U.S. dollars in thousands, except share and per share data

The share subscription receivable presented the receivable for the issuance of ordinary shares of the Company and is reported as a deduction of equity and presented on a retroactive basis before the incorporation of the Company. Subscription receivable has no payment terms nor any interest receivable accrual. The amount of subscription receivable as of September 30, 2024 were insignificant, which were all collected as of September 30, 2024.

A meeting of the holders of Class A Ordinary Shares (the “Class A Meeting”) and the extraordinary general meeting of shareholders (the “EGM”) of the Company was held on November 11, 2025. At the Class A Meeting, the holders of the Class A Ordinary Shares duly adopted an ordinary resolution that the voting rights attached to each Class B Ordinary Share of the Company be increased to 200 votes on all matters subject to vote at general meetings of the Company. At the EGM, shareholders of the Company duly adopted the resolution to authorize the Board of Directors of the Company (the “Board”) to effect a share consolidation. On November 12, 2025, the Board has approved the share consolidation whereby (i) every fifty issued and unissued Class A ordinary shares, par value US$0.000001 each, in authorized share capital of the Company be consolidated into one Class A ordinary share, par value US$0.00005 each (the “Consolidated Class A Ordinary Shares”), and (ii) every fifty issued and unissued Class B ordinary shares, par value US$0.000001 each, in authorized share capital of the Company be consolidated into one Class B ordinary share, par value US$0.00005 each (the “Consolidated Class B Ordinary Shares”), such that the authorized share capital of the Company shall be changed from US$500,000 divided into 480,000,000,000 Class A ordinary shares of US$0.000001 par value each and 20,000,000,000 Class B ordinary shares of US$0.000001 par value each, to US$500,000 divided into 9,600,000,000 Consolidated Class A ordinary shares of US$0.00005 par value each and 400,000,000 Consolidated Class B ordinary shares of US$0.00005 par value each (the “Share Consolidation”). The Share Consolidation has been effective on December 12, 2025. The shares and pre-share data are retrospectively adjusted to reflect the Share Consolidation for all periods presented.

On December 8, 2025, the Company entered into a securities purchase agreement with certain non-U.S. investors in connection with a private placement exempt from registration under the Securities Act of 1933. After giving effect to the 50-for-1 share consolidation completed in December 2025, the Company issued an aggregate of 34,972,600 Class A ordinary shares to the investors at a purchase price of approximately US$0.915 per share, for aggregate cash consideration of approximately US$32.0 million. The private placement closed on December 18, 2025, and the Company received all cash consideration through its PRC WFOE on January 7, 2026. In February 2026, the Company filed a registration statement on Form F-3 covering the resale of these shares by the investors. The Company will not receive any additional proceeds from such resale.

On February 27, 2026, the Company’s Board of Directors approved a consolidation of its authorized, issued and outstanding ordinary shares at a ratio of one-for-ten. The share consolidation became effective on March 23, 2026, upon which every ten ordinary shares were automatically consolidated into one ordinary share. No fractional shares were issued, and any resulting fractional share was rounded up to one whole share. As a result, the par value of each Class A and Class B ordinary share increased from US$0.00005 to US$0.0005. The Company’s Class A ordinary shares continued to trade on the Nasdaq Global Market under the symbol “AZI.” All share and per-share information presented in these financial statements has been retrospectively adjusted to reflect the share consolidation.